Touchstone Large Cap Fund Expense Example, No Redemption - Touchstone Large Cap Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	1,011
Expense Example, No Redemption, 5 Years	1,862
Expense Example, No Redemption, 10 Years	$ 4,066